Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of financial instruments recorded at fair value

	Fair Value Measurements at June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Digital Assets (Refer Note 4)	$36,611,405	$-	$-	$36,611,405
Investments in a Fund (Refer Note 5)	7,933,224	-	-	7,933,224
Assets	$44,544,629	$-	$-	$44,544,629

Liabilities:
Convertible Notes at Fair Value (Refer Note 11)	$-	$-	$38,098,883	$38,098,883
Liabilities	$-	$-	$38,098,883	$38,098,883

Fair Value Measurements at June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital Assets (Refer Note 4)	$-	$-	$-	$-
Investments in a Fund (Refer Note 5)	-	-	-	-
Assets	$-	$-	$-	$-

Liabilities:
Convertible Notes at Fair Value (Refer Note 11)	$-	$-	$-	$-
Liabilities	$-	$-	$-	$-

Schedule of convertible notes payable, at fair value

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value:

Convertible Note payable at fair value
Balance as of June 30, 2024	$-
Issuance of convertible notes at fair value	-
Gain on extinguishment of debt recorded as a capital transaction	-
Change in fair value of related party note and convertible notes at fair value	-
Balance as of June 30, 2025	$-

Balance as of June 30, 2025	$-
Issuance of convertible notes at fair value	63,945,000
Change in fair value of Convertible Notes at Fair Value	(2,661,956)
Conversion into common stock	(28,003,094)
Exchange of Series C Convertible Notes into Series D Convertible Notes	4,818,933
Balance as of June 30, 2026	$38,098,883

Schedule of significant inputs and results arising from the monte carlo simulation process for the convertible notes at fair values

	Inception Date	Inception Date	Inception Date
	September 23, 2025	October 8, 2025	November 7, 2025
	Note	Note	Note
Underlying market price on valuation date	$4,264	$2,969	$665
Effective contractual conversion rates	$4,654	$3,036	$913
Contractual term to maturity	2 Years	2 Years	2 Years
Market volatility:
Volatility	174.05%	173.15%	172.75%
Discount rate	16.79%	16.84%	16.81%
Risk-free rate	3.53%	3.58%	3.55%

	Inception Date	Inception Date	Year Ended
	March 13, 2026	May 27, 2026	June 30, 2026
	Note	Note	Note
Underlying market price on valuation date	$74.34	$15.75	$3.47
Effective contractual conversion rates	$115.66	$20.08	$20.08 - 4,654
Contractual term to maturity	2 Years	2 Years	1.23 - 1.91 Years
Market volatility:
Volatility	104.19%	102.95%	82.71 - 100.68%
Discount rate	16.99%	17.26%	17.28 - 17.39%
Risk-free rate	3.73%	4.00%	4.02 - 4.13%

Schedule of common stock equivalents
	June 30,
	2026	2025
Convertible notes payable	1,871,146	–
Total common stock equivalents	1,871,146	-